CONSOLIDATED STATEMENT OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Cash flows from operating activities
Cash generated from operations	$ 1,376
Interest paid - excluding cumulative PIK interest paid	(537)	[1]
Income tax paid	(105)
Net cash from operating activities	734
Cash flows from investing activities
Purchase of property, plant and equipment	(555)
Purchase of software and other intangibles	(32)
Proceeds from disposal of property, plant and equipment	12
Net cash used in investing activities	(575)
Cash flows from financing activities
Repayment of borrowings	(443)
Proceeds from borrowings	114
Consideration (paid)/received on termination of derivative financial instruments	(44)
Dividends paid by subsidiary to non-controlling interest	(10)
Early redemption premium costs paid	(7)
Deferred debt issue costs paid	(5)
Finance lease payments	(4)
Net cash (outflow)/inflow from financing activities	(399)
Net (decrease)/increase in cash and cash equivalents	(240)
Cash and cash equivalents at the beginning of the year	823	[2],[3]
Exchange (losses)/gains on cash and cash equivalents	(18)
Cash and cash equivalents at the end of the year	$ 565

[1]	Total interest paid for the year ended December 31, 2018 is $537 million (2017: $573 million; 2016: $617 million).
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[3]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements